BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details) (USD $)	Dec. 31, 2012
BORROWINGS [Abstract]
2013	$ 69,006,400
2014	60,629,344
2015	70,723,536
2016	56,168,000
Total	$ 256,527,280